First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.0%
	Alabama – 3.5%
$140,000	Birmingham AL Spl Care Facs Fing Auth Hlthcare Fac Ref Children’s Hosp of AL	5.00%	06/01/26	$145,912
130,000	Birmingham AL Spl Care Facs Fing Auth Hlthcare Fac Ref Children’s Hosp of AL	5.00%	06/01/27	135,822
130,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No. 4, Ser A-1 (Mandatory put 12/01/25)	4.00%	12/01/49	130,203
330,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	330,561
1,035,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj Rev Bonds, Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	1,032,342
1,500,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj, Ser E	5.00%	06/01/26	1,549,049
490,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No. 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	488,742
1,165,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/27	1,230,389
100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	103,586
1,000,000	Hlth Care Auth for Baptist Hlth AL Ref Affiliate of UAB Hlth Sys, Ser A	5.00%	11/15/29	1,107,591
245,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/28	255,278
500,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	515,231
2,470,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	2,470,265
300,000	Midcity Impt Dist AL Spl Assmnt Rev	3.88%	11/01/27	273,793
10,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/23	10,001
1,335,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	1,336,299
2,000,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	1,989,063
500,000	SE Energy Auth AL Cmdy Sply Rev Proj No. 3, Ser A-1	5.00%	12/01/26	519,407
2,000,000	Selma AL Indl Dev Brd Rev Var Ref Intl Paper Company Proj, Ser A (Mandatory put 10/01/24)	2.00%	11/01/33	1,947,653
				15,571,187
	Arizona – 1.3%
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Social Bonds, Ser B	5.00%	07/01/27	160,992
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Social Bonds, Ser B	5.00%	07/01/29	161,400
115,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/26	112,425
310,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	11/01/25	326,644
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/27	1,087,045
1,250,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	1,302,865
1,000,000	Coconino Cnty AZ Poll Controlcorp Var Ref NV Pwr Co Proj Remk, Ser B (Mandatory put 03/31/26)	3.75%	03/01/39	1,007,664
95,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Royal Oaks Life Care Cmnty	4.00%	05/15/29	87,993
580,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Sch (a)	5.00%	07/01/35	581,847
665,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (a)	5.75%	11/15/25	666,533

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$280,000	Santa Cruz Cnty AZ Pledged Rev Ref, AGM	4.00%	07/01/34	$288,316
				5,783,724
	California – 4.9%
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond Clean Energy Proj, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	1,064,778
200,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1	4.00%	02/01/24	200,039
250,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1	4.00%	08/01/24	250,969
350,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	353,721
310,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	312,874
25,000	CA St Enterprise Dev Auth Stdt Hsg Rev M@College Proj, Ser A	5.00%	08/01/23	25,086
50,000	CA St Enterprise Dev Auth Stdt Hsg Rev M@College Proj, Ser A	5.00%	08/01/24	50,850
605,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	4.00%	03/01/33	604,996
385,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	414,190
1,000,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	1,003,791
100,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, COPS, AGM	5.00%	11/01/27	106,509
1,500,000	CA St Muni Fin Auth Rev Bethany Home Proj	5.00%	11/15/42	1,665,194
1,500,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Waste Mgmt Inc Proj Remk, AMT (Mandatory put 06/01/23)	3.95%	10/01/45	1,499,901
105,000	CA St Muni Fin Auth Sr Living Rev Mt San Antonio Gardens Proj, Ser A	5.00%	11/15/26	105,436
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A-1, AMT (Mandatory put 07/17/23) (a)	3.70%	11/01/42	1,997,462
500,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	4.00%	10/01/27	503,293
40,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/23	39,956
50,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/24	49,850
80,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/25	79,781
325,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/24	322,908
355,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/25	352,866
115,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	3.00%	09/01/23	114,258
100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	100,396
195,000	Hemet CA Unif Sch Dist Facs Dist Spl Tax Ref	4.00%	09/01/25	195,370
200,000	Long Beach CA Arpt Rev Ref, Ser A, AGM	5.00%	06/01/26	213,794
1,490,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/26	1,563,983
730,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	5.00%	05/15/29	803,451
95,000	March Jt Pwrs Redev Agy Successor Agy CA Tax Allocation Ref March Air Force Base Redev Proj, Ser A, BAM	4.00%	08/01/27	98,201
1,705,000	Milpitas CA Redev Agy Successor Agy Tax Allocation Ref Redev Proj Area #1	5.00%	09/01/28	1,797,843
200,000	Ontario Pub Fing Auth Lease Rev Capital Projs, AGM (Pre-refunded maturity 10/01/23)	5.38%	10/01/40	201,837
85,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/23	84,629
90,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/24	88,579

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$150,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dt #2003-1, Ser A-1, AGM	5.00%	09/01/26	$160,514
195,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	3.00%	09/01/24	190,146
240,000	Roseville CA Fin Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/25	251,701
60,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/24	58,473
70,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/25	67,464
85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/26	84,942
65,000	San Diego CA Unif Sch Dist Ref Election 1998, Ser C-2, AGM	5.50%	07/01/25	68,831
100,000	San Diego Cnty CA Regl Arpt Auth Subord Ref, Ser A	5.00%	07/01/24	102,243
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref 2nd Ser, Ser A	4.00%	05/01/26	145,274
200,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (a)	4.00%	09/01/26	199,801
150,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/25	150,053
400,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/26	401,460
1,500,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Sr Lien Ref, Ser A (Pre-refunded maturity 01/15/25)	5.00%	01/15/29	1,556,971
175,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/25	175,564
100,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/26	100,770
1,500,000	Sanger CA Fing Auth Wstwtr Rev Ref, AGM (Pre-refunded maturity 06/15/24)	5.00%	06/15/34	1,556,400
225,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfill Impt Proj, Ser B	5.00%	06/01/34	247,709
				21,785,107
	Colorado – 1.6%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (a)	5.00%	12/15/28	516,717
110,000	CO St Eductnl & Cultural Facs Auth Rev Ref Chrt Sch Stargate Chrt Sch Proj, Ser A	5.00%	12/01/25	114,020
100,000	CO St Eductnl & Cultural Facs Auth Rev Ref N Star Acdmy Chrt Sch Proj	4.00%	11/01/23	100,178
1,000,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/23	1,008,634
125,000	CO St Hlth Facs Auth Hosp Rev Var Ref Intermountain Hlthcare, Ser B (Mandatory put 08/17/26)	5.00%	05/15/62	133,440
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/26	422,296
130,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	133,370
80,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser A	3.25%	09/01/25	79,183
275,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser B	5.00%	09/01/28	283,855
2,000,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser C (Mandatory put 08/15/28)	5.00%	05/15/62	2,205,548
770,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/25	801,754
1,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/26	1,059,237
270,000	Gold Hill Mesa Met Dist #2 CO Ltd Tax & Spl Rev Ref, Ser A, BAM	5.00%	12/01/25	278,320
				7,136,552

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut – 2.2%
$235,000	CT St Green Bond, Ser F	5.00%	10/15/30	$253,069
50,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser E	5.00%	07/01/25	51,008
170,000	CT St Hlth & Eductnl Facs Auth Rev Ref	5.00%	07/01/29	178,688
100,000	CT St Hlth & Eductnl Facs Auth Rev Ref Yale Univ, Ser A-2 (Mandatory put 07/01/26)	2.00%	07/01/42	95,219
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Var Remk, Ser A (Mandatory put 02/10/26)	2.80%	07/01/48	990,829
215,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/30	237,999
365,000	CT St Spl Tax Oblig Rev Ref Transprtn Infra, Ser B	5.00%	08/01/27	382,961
165,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	09/01/33	169,433
2,000,000	CT St Spl Tax Oblig Rev Transptrn Infra, Ser A	5.00%	09/01/30	2,142,596
140,000	CT St Spl Tax Oblig Rev, Ser B	5.00%	10/01/27	154,399
1,000,000	CT St, Ser 2021A	4.00%	01/15/26	1,031,585
1,000,000	CT St, Ser D	4.00%	08/15/29	1,041,723
1,500,000	E Hartford CT Hsg Auth Mf Hmultifamily Hsg Rev Var Summerfield Townhouses Proj, Ser A (Mandatory put 02/01/25)	4.25%	02/01/27	1,507,066
145,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/24	147,899
200,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/25	208,114
970,000	Univ of CT CT, Ser A	5.00%	11/01/26	1,046,017
25,000	Univ of CT CT, Ser A	5.00%	11/01/35	27,461
				9,666,066
	District of Columbia – 0.3%
1,060,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/30	1,148,409
250,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser B, AMT	5.00%	10/01/25	259,719
				1,408,128
	Florida – 7.3%
110,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/24	108,351
200,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/25	194,790
105,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/26	101,069
1,165,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Assmt Area 3A (a)	4.50%	11/01/29	1,173,918
500,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	2.38%	05/01/26	471,039
205,000	Berry Bay CDD FL Spl Assmt Rev Assmt Area 1	2.63%	05/01/26	194,437
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	4.80%	06/15/27	251,286
1,125,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.25%	10/01/24	1,131,404
400,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/24	407,921
565,000	Cross Creek N CDD FL Spl Assmnt	3.40%	05/01/27	553,803
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	3.00%	05/01/27	929,098
265,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	2.45%	11/01/26	247,290
400,000	Escambia Cnty FL Envrnmntl Impt Rev Var Ref Intl Paper Company Proj, Ser B (Mandatory put 10/01/24)	2.00%	11/01/33	389,531
500,000	FL St Dept Gen Svcs Div Facs Mgmt Rev Ref FL Facs Pool, Ser A	4.00%	09/01/30	529,446
110,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/24	109,229
330,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/25	327,914
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	153,893

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/28	$149,052
105,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj (a)	4.00%	06/01/24	103,548
100,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj (a)	4.00%	06/01/25	97,314
220,000	FL St Muni Pwr Agy Ref, Ser A	5.00%	10/01/30	233,950
785,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Prerefunded Priority Sub, Ser A, AMT	5.00%	10/01/24	799,608
125,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	3.00%	11/01/24	122,677
2,890,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/27	3,037,996
310,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.00%	05/01/25	301,461
1,500,000	Hillsborough Cnty FL Aviation Auth Tampa Intl, Ser A, AMT (Pre-refunded maturity 10/01/24)	5.00%	10/01/44	1,529,991
100,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth (Pre-refunded maturity 11/15/24)	5.00%	11/15/33	103,040
145,000	Lakes of Sarasota CDD FL Impt Rev Phase 1 Proj, Ser A-1	2.75%	05/01/26	139,214
255,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	263,955
460,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Oblig Grp	4.00%	11/15/30	439,193
720,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	2.50%	05/01/26	679,437
1,890,000	Miami-Dade Cnty FL Sch Brd Ref, Ser C, COPS	5.00%	02/01/32	1,969,065
4,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/30	4,437,129
405,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	382,183
370,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/24	362,607
385,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/26	364,056
25,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	25,812
1,770,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	1,790,522
165,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (a)	2.38%	12/15/26	154,138
100,000	Poinciana FL W CDD Spl Assmnt Ref Sr, Ser 1, AGM	3.60%	05/01/26	101,624
2,000,000	Reedy Creek FL Impt Dist, Ser A (Pre-refunded maturity 06/01/23)	5.00%	06/01/38	2,002,777
80,000	Rhodine Road N CDD FL Spl Assmnt	3.50%	05/01/24	79,359
415,000	Rhodine Road N CDD FL Spl Assmnt	4.00%	05/01/30	404,363
115,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/23	114,219
145,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/24	142,390
960,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (a)	3.75%	06/15/31	891,001
385,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/23	385,000
375,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/24	369,915
240,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/25	233,478
740,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.50%	11/01/29	739,985
200,000	Shingle Creek at Bronson CDD FL Spl Assmnt	2.50%	06/15/26	188,290
375,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	2.60%	06/15/27	342,047
285,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	267,958
470,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	3.30%	05/01/31	421,021
30,000	Tampa FL Capital Impt Cigarette Tax Allocation H Lee Moffitt Cancer Ctr Proj, Ser A	5.00%	09/01/24	30,610
425,000	Timber Creek SW CDD FL Spl Assmnt Area Two Proj	2.35%	12/15/26	395,076

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$5,000	Tolomato FL CDD Ref, Ser A, AGM	3.00%	05/01/24	$4,957
375,000	V Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	2.60%	05/01/26	355,820
120,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	121,747
250,000	Westside Haines City CDD Spl Assmnt Assmnt Area One Proj	2.50%	05/01/26	236,743
				32,588,747
	Georgia – 4.8%
2,000,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/26	2,103,596
915,000	Atlanta GA Arpt Rev, Ser B, AMT	5.00%	07/01/25	946,282
1,500,000	Bartow Cnty GA Dev Auth Var GA Pwr Comp Plant Bowen Proj Remk (Mandatory put 08/19/25)	2.88%	08/01/43	1,461,435
100,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk (Mandatory put 06/13/24)	2.15%	10/01/32	97,774
100,000	Clayton Cnty GA & Clayton Cnty Wtr Auth Wtr & Sewage Rev Ref	5.00%	05/01/23	100,000
735,000	GA St Ref Bid Grp 3, Ser C	4.00%	07/01/25	754,982
175,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/24	176,342
1,600,000	Heard Cnty GA Dev Auth Adj GA Pwr Co Plt Wansley Proj (b)	4.11%	09/01/26	1,600,000
120,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	120,466
240,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/25	242,466
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/29	2,106,300
3,265,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	3,280,733
800,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/26	821,012
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B (Mandatory put 03/01/30)	5.00%	07/01/53	2,138,074
1,290,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,288,967
1,000,000	Monroe Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Scherer Proj Remk, 1st Ser	2.25%	07/01/25	957,113
1,700,000	Monroe Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plt Scherer Proj Remk, 2nd Ser (Mandatory put 03/06/26)	3.88%	10/01/48	1,709,011
200,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J Bonds, Ser A, AGM	5.00%	07/01/30	227,626
200,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/26	212,340
405,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj M, Ser A, AGM	5.00%	07/01/28	448,036
150,000	Muni Elec Auth of GA Ref Subord General Resolution Projs, Ser A	4.00%	01/01/25	151,389
285,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/24	291,530
225,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/25	234,491
				21,469,965
	Guam – 0.0%
85,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev	5.00%	07/01/23	85,096
	Hawaii – 0.7%
3,000,000	HI St Dept of Budget & Fin Spl Purp Rev Ref Hawaiian Elec Co Inc, Ser A, AMT	3.10%	05/01/26	2,915,080
150,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	153,534
				3,068,614
	Idaho – 0.3%
1,350,000	ID St Hlth Facs Auth Rev Ref St Lukes Hlth System Proj, Ser A	5.00%	03/01/24	1,366,185

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois – 8.1%
$590,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/32	$640,617
150,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/23	146,525
115,000	Chicago IL Brd of Edu Chicago Sch Reform Brd, Ser A, NATL-RE	5.50%	12/01/26	120,273
175,000	Chicago IL Brd of Edu Green Bond, Ser E	5.13%	12/01/32	176,900
110,000	Chicago IL Brd of Edu Ref, Ser A	5.00%	12/01/26	114,115
1,000,000	Chicago IL Met Wtr Reclamation Dist Greater Chicago Ref, Ser C	5.00%	12/01/24	1,027,261
500,000	Chicago IL Mf Hsg Rev Var Covent Apartments Proj (Mandatory put 09/01/24)	4.00%	09/01/25	501,519
520,000	Chicago IL O’Hare Intl Arpt Rev Gen Sr Lien, Ser D, AMT	5.00%	01/01/29	547,205
500,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien Ohare Intl Arpt, Ser C, AMT	5.00%	01/01/26	517,957
100,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser B	5.00%	01/01/26	103,099
140,000	Chicago IL O’Hare Intl Arpt Rev Sr Lien, Ser E	5.00%	01/01/25	144,344
125,000	Chicago IL Ref Proj, Ser A (Forward refunding maturity 01/01/24)	5.00%	01/01/27	125,788
210,000	Chicago IL Ref Remk, 2003B	5.00%	01/01/26	214,041
100,000	Chicago IL Ref Remk, 2003B (Pre-refunded maturity 01/01/25)	5.13%	01/01/27	102,048
110,000	Chicago IL Ref, Ser C	5.00%	01/01/26	113,987
260,000	Chicago IL Ref, Ser C	5.00%	01/01/35	265,519
65,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	60,607
1,500,000	Chicago IL Wtrwks Rev 2nd Lien Remk, BAM	5.00%	11/01/30	1,600,725
150,000	Chicago IL, Ser A	5.00%	01/01/26	152,886
675,000	Cook Cnty IL Sales Tax Rev Ref, Ser A	5.00%	11/15/29	755,232
2,311,000	Gilberts IL Spl Svc Area #15 Spl Svc Area #15 Ref, AGM	5.00%	03/01/29	2,334,350
205,000	Glencoe IL, Ser A	3.00%	12/15/28	207,953
15,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	15,049
395,000	IL St	5.00%	05/01/23	395,000
125,000	IL St	5.00%	05/01/24	126,707
195,000	IL St	5.00%	06/01/27	204,524
345,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/24	351,133
1,265,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/39	1,296,697
225,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/27	241,972
2,000,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/30	2,155,896
1,000,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/24	1,022,863
1,755,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/30	1,822,590
1,500,000	IL St Fin Auth Rev Var Uchicago Medecine, Ser B2 (Mandatory put 08/15/27)	5.00%	08/15/52	1,614,856
1,000,000	IL St Hsg Dev Auth Mf Hsg Rev Var Berry Manor (Mandatory put 09/01/24)	4.00%	09/01/25	1,002,264
2,000,000	IL St Muni Elec Agy Pwr Sply Ref, Ser A	5.00%	02/01/26	2,084,683
215,000	IL St Ref	4.00%	08/01/25	215,392
415,000	IL St Ref, Ser B	5.00%	03/01/25	425,778
80,000	IL St Sales Tax Rev First Ser, NATL-RE	6.00%	06/15/23	80,255
500,000	IL St Sales Tax Rev Ref, Subser C, BAM	4.00%	06/15/27	508,264
180,000	IL St Toll Hwy Auth Sr, Ser B	5.00%	01/01/33	190,896
250,000	IL St, Ser B (d)	5.00%	05/01/28	270,304
2,200,000	IL St, Ser C	5.00%	11/01/29	2,355,694
280,000	IL St, Ser D	5.00%	11/01/23	281,923
370,000	IL St, Ser D	5.00%	11/01/24	377,760
725,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/30	755,859
710,000	Railsplitter IL Tobacco Stlmt Auth	5.00%	06/01/27	754,504
1,055,000	Rock Island Cnty IL Sch Dist #41 Rock Island, BAM	5.00%	12/01/29	1,169,258
585,000	Sales Tax Securitization Corp IL Ref Sales Tax Securitiztn, Ser A	5.00%	01/01/29	634,331

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$2,750,000	Schaumburg IL Ref	4.00%	12/01/24	$2,785,904
355,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/26	363,709
1,000,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/28	1,024,712
400,000	Univ of Illinois IL Revs Ref Auxiliary Facs Sys, Ser A	5.00%	04/01/27	412,687
1,000,000	Wauconda IL Spl Svc Area #1 Spl Tax Ref, BAM	5.00%	03/01/33	1,021,326
				35,935,741
	Indiana – 3.2%
125,000	IN Bond Bank Rev Hamilton Co Projs, CABS	(c)	01/15/26	114,458
1,500,000	IN St Fin Auth Econ Dev Rev Rep Svcs Inc Proj Remk, AMT (Mandatory put 06/01/23)	4.00%	12/01/37	1,499,814
2,000,000	IN St Fin Auth Envrnmntl Facs Rev Var Ref IN Pwr & Light Co Proj, Ser A	1.40%	08/01/29	1,766,011
3,000,000	IN St Fin Auth Envrnmntl Rev Var Ref Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/23)	4.50%	12/15/46	2,992,311
105,000	IN St Fin Auth Rev BHI Sr Living, Ser A	4.00%	11/15/26	102,663
1,000,000	Rockport IN Poll Control Rev Ref Aep Generating Company Proj Remk, Ser A	3.13%	07/01/25	981,862
1,000,000	Rockport IN Poll Control Rev Ref Aep Generating Company Proj Remk, Ser B	3.13%	07/01/25	981,862
3,610,000	Rockport IN Poll Control Rev Ref IN Mi Pwr Co Proj Remk, Ser A	3.05%	06/01/25	3,566,976
2,280,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	2,346,943
				14,352,900
	Iowa – 1.5%
2,305,000	Johnston IA Cmnty Sch Dist Infra Sales Svcs & Ref, AGM	8.35%	07/01/24	2,440,201
110,000	Pefa Inc IA Gas Proj Rev	5.00%	09/01/26	113,563
3,810,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	3,924,538
				6,478,302
	Kansas – 0.7%
280,000	Brown Cnty KS Horton Unif Sch Dist #430, BAM	4.00%	09/01/25	286,680
2,660,000	Johnson Cnty KS Unif Sch Dist#512 Shawnee Mission Ref, Ser A	3.25%	10/01/28	2,675,884
				2,962,564
	Kentucky – 2.1%
165,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/28	175,573
240,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, CABS, NATL-RE	(c)	10/01/25	219,675
20,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/25	20,512
355,000	KY St Hgr Edu Stdt Loan Corp Sr, Ser A, AMT	5.00%	06/01/26	370,278
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/25	311,801
175,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/30	180,809
255,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	255,663
325,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	325,479
975,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 06/01/26)	4.00%	12/01/50	977,653
125,000	KY St Univ KY St Univ Proj, COPS, BAM	5.00%	11/01/26	133,802
325,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/28	343,326

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$160,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	$168,687
570,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/31	599,888
200,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser C (Mandatory put 10/01/26)	5.00%	10/01/47	209,371
1,035,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Sub Safe Clean Waterways, BANS	4.00%	10/06/23	1,037,080
2,600,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Green Bond, Ser B-1 (b)	4.85%	08/01/61	2,600,000
1,195,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/30	1,255,315
210,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/34	219,771
				9,404,683
	Louisiana – 1.8%
500,000	E Baton Rouge Parish LA Sales Tax Rev Ref Road & Street Impt	5.00%	08/01/28	518,742
150,000	LA St Univ & Agric & Mech Clg Ref Auxiliary, Ser A	5.00%	07/01/26	157,631
495,000	LA St, Ser A (Forward refunding maturity 02/01/24)	4.00%	02/01/29	497,931
20,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	21,000
455,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	464,033
100,000	New Orleans LA Aviation Brd, Ser B, AMT, AGM	5.00%	01/01/32	102,215
150,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/26	156,500
550,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/28	573,002
1,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2011 (Mandatory put 06/01/25) (a)	5.85%	08/01/41	1,026,085
2,100,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	2,053,277
550,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	520,535
2,000,000	Tobacco Stlmt Fing Corp LA Rev Ref Asset Backed, Ser A	5.00%	05/15/23	2,001,323
				8,092,274
	Maryland – 1.1%
300,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/24	303,051
480,000	Howard Cnty MD Ref, Ser A	5.00%	08/15/24	492,348
1,550,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,577,614
1,000,000	MD St First Ser	4.00%	06/01/29	1,011,005
585,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Hlthcare Oblig Grp, Ser A	5.50%	01/01/26	609,143
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Johns Hopkins Hlth, Ser C (Pre-refunded maturity 05/15/23)	5.00%	05/15/38	1,000,620
100,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	5.00%	06/01/28	107,014
				5,100,795
	Massachusetts – 1.0%
575,000	Chelmsford MA Wtr Dist Ref	3.00%	01/15/24	574,065
645,000	Deerfield MA, BANS	2.25%	06/08/23	644,037
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Subord Sustainability Bonds, BANS	4.00%	05/01/25	2,047,419
1,000,000	MA St Dev Fin Agy Rev N Hill Cmntys, Ser A (Pre-refunded maturity 11/15/23) (a)	6.50%	11/15/43	1,015,750
				4,281,271

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan – 1.3%
$20,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	$20,308
375,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref 2nd Lien, Ser C	5.00%	07/01/36	394,132
140,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Second Lien, Ser D	5.00%	07/01/36	147,143
100,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bond, Ser A	5.00%	07/01/25	104,484
60,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	57,396
110,000	MI St Fin Auth Rev Ref Ascension Sr Credit Grp Remk, Ser E-1 (Mandatory put 08/15/24)	4.00%	11/15/44	110,621
85,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	83,824
155,000	MI St Fin Auth Rev Ref Hosp Mclaren Hlth Care, Ser A	5.00%	05/15/27	161,069
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/30	1,015,534
500,000	MI St Fin Auth Rev Ref Sr Lien Great Lakes Wtr Auth, Ser C-6	5.00%	07/01/32	507,710
1,680,000	MI St Fin Auth Rev Sr Lien Great Lakes Wtr Auth, Ser C-3, AGM	5.00%	07/01/29	1,710,332
1,500,000	MI St Strategic Fund Ltd Oblg Rev Var Green Bond Recycled Brd Machine Proj, AMT (Mandatory put 10/01/26)	4.00%	10/01/61	1,491,448
90,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	93,447
				5,897,448
	Minnesota – 2.6%
650,000	Alexandria MN Indep Sch Dist #206 Ref Sch Bldg, Ser B	5.00%	02/01/24	658,797
2,250,000	Buffalo MN Indep Sch Dist #877	3.00%	02/01/29	2,250,090
200,000	Duluth MN Econ Dev Auth Rev Ref Benedictine Hlth Sys, Ser A	3.00%	07/01/24	196,163
3,510,000	Hennepin Cnty MN Sales Tax Rev Ref 1st Lien Ballpark Proj, Ser A	5.00%	12/15/30	3,773,498
1,000,000	Minneapolis MN Mf Rev Var Greenway Apartments Proj (Mandatory put 08/01/24)	2.70%	08/01/25	978,524
2,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	2,526,524
1,250,000	MN St Rural Wtr Fin Auth Pub Projs Constr Notes	2.63%	12/01/23	1,236,217
				11,619,813
	Mississippi – 0.4%
225,000	MS St Busn Fin Corp Sol Wst Disp Rev Waste Mgmt Inc Proj Remk, AMT (Mandatory put 06/03/24)	2.20%	03/01/27	220,477
1,500,000	MS St Hosp Equipment & Facs Auth Ref Adj Baptist Memorial Hlth Care Corp Remk, Ser A-2 (Mandatory put 08/30/23)	3.15%	09/01/36	1,495,979
				1,716,456
	Missouri – 1.4%
385,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/26	398,087
200,000	Jackson Cnty MO Spl Oblg Rirr Right of Way Proj	4.00%	12/01/27	205,277
635,000	Met Saint Louis MO Swr Dist Wstwtr Sys Rev Ref & Impt, Ser B (Forward refunding maturity 05/01/25)	5.00%	05/01/33	657,549
140,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	3.00%	08/01/23	139,444
305,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/25	300,543
1,230,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	1,254,509
2,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref SSM Hlth Care, Ser A (Pre-refunded maturity 06/01/24)	5.00%	06/01/29	2,033,919
1,000,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/25	986,849

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri (Continued)
$235,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/27	$227,123
200,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/24	197,030
				6,400,330
	Montana – 0.1%
240,000	Forsyth MT Poll Control Rev Ref Puget Sound Energy Proj, Ser A (Mandatory put 09/01/23)	3.90%	03/01/31	240,012
	Nebraska – 1.0%
70,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	70,549
2,290,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	2,306,912
330,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/26	339,962
400,000	Muni Energy Agy of NE Ref	5.00%	04/01/28	428,316
1,235,000	Omaha NE Pub Facs Corp Lease Rev, Ser A	4.00%	04/15/25	1,257,925
				4,403,664
	Nevada – 0.4%
120,000	Clark Cnty NV Sch Dist Bldg Cr, Ser B, AGM	5.00%	06/15/31	134,292
300,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.00%	06/01/24	291,838
225,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.00%	06/01/26	207,154
285,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	287,456
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/25	284,268
500,000	Yerington NV USDA Interim DEBS	1.63%	11/01/23	493,301
				1,698,309
	New Hampshire – 0.1%
220,000	Natl Fin Auth NH Sr Living Rev Ref Springpoint Sr Living	4.00%	01/01/24	219,121
	New Jersey – 4.4%
1,000,000	Casino Reinvestment Dev Auth NJ Luxury Tax Rev Ref, AGM	5.00%	11/01/29	1,030,481
1,880,000	Cherry Hill Twp NJ	3.00%	08/15/25	1,889,532
3,000,000	Newark NJ, Ser D, BANS	4.00%	09/29/23	3,000,481
1,000,000	NJ St	2.00%	06/01/24	982,673
2,000,000	NJ St	2.00%	06/01/29	1,828,612
250,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/30	270,957
1,000,000	NJ St Econ Dev Auth Ref Sch Facs Constr, Ser N-1, NATL-RE	5.50%	09/01/23	1,006,043
580,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/26	615,678
110,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP	3.50%	06/15/27	110,074
275,000	NJ St Econ Dev Auth Rev Ref, Ser XX	4.38%	06/15/27	281,189
1,000,000	NJ St Econ Dev Auth Spl Fac Rev Continental Airls Inc Pj	5.13%	09/15/23	1,000,823
2,000,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-2 (Mandatory put 07/01/25)	5.00%	07/01/42	2,078,142
340,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-3 (Mandatory put 07/01/26)	5.00%	07/01/45	359,184
1,000,000	NJ St Hsg & Mtge Fin Agy Rev Ref Sf Hsg, Ser D, AMT	4.00%	04/01/24	998,598
2,150,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	1,969,839
225,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/27	237,709
875,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/23	876,176

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$1,000,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/24	$1,019,369
				19,555,560
	New Mexico – 0.7%
1,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co of NM San Juan Proj Remk, Ser D (Mandatory put 06/01/23)	1.10%	06/01/40	997,162
2,000,000	NM Fin Auth Rev Sub, Ser B	5.00%	06/15/24	2,043,797
				3,040,959
	New York – 4.3%
2,000,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	1,996,238
1,750,000	Dundee NY Centrl Sch Dist, BANS	3.50%	06/23/23	1,749,249
1,275,000	Hempstead NY Union Free Sch Dist for 2022-2023 St Aid, RANS	3.75%	06/30/23	1,274,850
350,000	Lackawanna NY Ref, Ser B, BAM	5.00%	11/01/25	367,778
125,000	Long Beach NY, Ser B	5.50%	07/15/25	130,058
200,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bond, Ser E-1	1.55%	05/01/23	200,000
2,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	1,997,155
1,350,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd General Resolution, Ser DD	5.00%	06/15/35	1,371,347
3,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Ref Sub 2nd General Resolution, Ser DD (b)	3.97%	06/15/33	3,000,000
340,000	New York City NY Transitional Fin Auth Bldg Aid Rev Ref Fiscal 2018, Ser S-1	5.00%	07/15/35	370,472
735,000	New York City NY Transitional Fin Auth Rev Ref Sub Future Tax Secured, Ser F, Subser F-1	5.00%	11/01/23	741,709
1,000,000	NY NY Adj Fiscal 2020, Subser B-3 (b)	3.97%	10/01/46	1,000,000
1,000,000	NY NY Ref, Ser B-1	5.00%	08/01/24	1,024,932
1,800,000	NY NY Var Fiscal 2021 Remk, Ser 3 (b)	4.00%	04/01/42	1,800,000
405,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	2.25%	08/01/26	378,998
125,000	NY St Transprtn Dev Corp Spl Fac Rev Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/25	130,165
180,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/26	187,397
1,180,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	1,238,708
375,000	Westhill NY Centrl Sch Dist, BANS	4.00%	06/28/23	375,247
				19,334,303
	North Carolina – 2.0%
1,000,000	Columbus Cnty NC Indl Facs & Poll Control Fing Auth Rev Var Ref Intl Paper Co Proj, Ser A (Mandatory put 06/16/25)	1.38%	05/01/34	948,644
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	435,004
3,215,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	3,391,877
865,000	NC St Med Care Commn Retmnt Facs Rev Ref 1st Mtge Aldersgate	5.13%	07/01/23	867,214
2,500,000	NC St Turnpike Auth, BANS	5.00%	02/01/24	2,534,021
170,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref Ser A, AMT	5.00%	05/01/29	187,006
580,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	609,841
				8,973,607

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Dakota – 0.5%
$1,400,000	Cass Cnty ND Jt Wtr Res Dist, Ser A	0.48%	05/01/24	$1,338,609
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	5.00%	12/01/25	50,887
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	5.00%	12/01/26	51,267
1,000,000	Larimore ND Loan Anticipation Temp Impt Bonds	0.85%	05/01/24	960,156
				2,400,919
	Ohio – 3.1%
75,000	NE OH Med Univ Gen Recpts Ref, Ser A	5.00%	12/01/24	76,417
1,000,000	NW OH Loc Sch Dist Hamilton & Butler Cntys Sch Impt (Pre-refunded maturity 12/01/23)	5.00%	12/01/45	1,010,427
1,000,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	881,796
1,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser C (Mandatory put 11/04/25)	1.50%	02/01/26	913,993
900,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	868,149
2,700,000	OH St Air Quality Dev Auth Var OH Vly Elec Corp Proj Remk, Ser B (Mandatory put 11/01/24)	1.38%	02/01/26	2,552,312
870,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	872,270
1,000,000	OH St Hgr Eductnl Fac Commn Kenyon Clg Proj	5.00%	07/01/37	1,002,358
1,500,000	OH St Hgr Eductnl Fac Commn Ref Case Western Reserve Univ Proj	5.00%	12/01/23	1,515,640
200,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/25	206,370
235,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/33	256,593
500,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (b)	3.75%	01/15/51	500,000
1,250,000	OH St Hosp Rev Var Cleveland Clinic Hlth Sys Remk, Ser C (Mandatory put 05/01/28)	2.75%	01/01/52	1,231,239
1,990,000	OH St, Ser A	5.00%	02/01/31	2,098,943
				13,986,507
	Oklahoma – 0.2%
300,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	319,424
625,000	Tahlequah OK Pub Facs Auth Sales Tax Rev, Ser B	3.25%	04/01/28	614,482
				933,906
	Oregon – 0.3%
260,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/27	276,300
130,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	136,669
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/25	261,393
265,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/26	267,071
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/25	102,493
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/26	103,715
				1,147,641
	Pennsylvania – 5.4%
1,500,000	Allegheny Cnty PA Indl Dev Auth Envrnmtl Impt Rev Ref United States Steel Corp Proj	4.88%	11/01/24	1,506,331
495,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/23	495,391
235,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/26	247,643
295,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/23	295,023

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$660,000	Dauphin Cnty PA Gen Auth Hlth Sys Rev Ref Pinnacle Hlth Sys Proj, Ser A	4.00%	06/01/32	$671,494
265,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	5.00%	12/01/26	284,925
90,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/24	91,881
175,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/25	181,396
390,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	405,469
170,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/30	176,556
50,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/24	50,207
75,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/25	76,093
75,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/26	76,729
500,000	Lancaster PA Ref, BAM	5.00%	05/01/25	516,970
80,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/24	80,359
150,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/25	151,899
255,000	Lehigh Cnty PA Gen Purp Auth Revs Ref Lehigh Carbon Cmnty Clg, Ser 2016, BAM	5.00%	11/01/26	270,078
1,000,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Ele Util Corp Proj 2016 Remk, Ser B	2.63%	02/15/27	965,404
175,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/26	176,983
2,000,000	N Wales PA Wtr Auth Ref	3.00%	11/01/23	1,994,706
400,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	408,459
210,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/27	217,361
150,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/30	155,833
185,000	PA St 1st, Ser 2020	5.00%	05/01/29	210,433
180,000	PA St Econ Dev Fing Auth Rev Ref UPMC	4.00%	03/15/35	181,796
2,100,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.00%	12/31/29	2,302,857
1,050,000	PA St Econ Dev Fing Auth UPMC Rev, Ser A-2	5.00%	05/15/31	1,196,064
465,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	457,810
405,000	PA St Ref, Ser 1	5.00%	09/15/27	435,129
150,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser A	5.00%	12/01/36	156,788
80,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	82,975
500,000	Philadelphia PA Arpt Rev Ref, Ser A	5.00%	07/01/23	501,220
825,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	4.00%	06/15/23	824,602
570,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/24	574,102
300,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/25	304,622
330,000	Philadelphia PA Auth for Indl Dev Temple Univ Rev Ref 1st, Ser 2015	5.00%	04/01/27	341,460
35,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	38,185
1,200,000	Pittsburgh PA Wtr & Swr Auth Ref 1st Lien, Ser A	5.00%	09/01/23	1,205,184
1,000,000	Scranton PA Sch Dist Ref	5.00%	12/01/23	1,007,664
820,000	Scranton PA Sch Dist Ref, Ser D	5.00%	06/01/27	854,183
1,700,000	Southcentrl PA Gen Auth Rev Var Ref Wellspan Hlth Oblig Grp Remk, Ser C (b)	3.80%	06/01/37	1,700,000
325,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/25	338,816
1,240,000	Wilkes-Barre PA Area Sch Dist, Ser B, BAM	5.00%	08/01/27	1,340,220
375,000	Wyoming PA Area Sch Dist Ref, Ser A, AGM	4.00%	11/01/24	380,602
				23,931,902

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico – 0.3%
$798,657	Puerto Rico Cmwlth Restructured, Ser A, CABS	(c)	07/01/24	$756,878
299,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/24	284,393
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/27	271,967
				1,313,238
	Rhode Island – 0.5%
1,670,000	Providence RI Pub Bldgs Auth Rev, Ser A, AGM	5.00%	09/15/30	1,846,555
445,000	RI St Hlth & Eductnl Bldg Corp Pub Schs Rev Ref Providence Pub Bldg Auth, AGM	5.00%	05/15/28	460,347
				2,306,902
	South Carolina – 0.3%
400,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	375,721
850,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	820,211
250,000	SC St Pub Svc Auth Rev Ref, Ser A	5.00%	12/01/24	256,310
				1,452,242
	South Dakota – 0.4%
355,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/27	372,958
330,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	342,687
150,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/26	147,099
990,000	SD St Hsg Dev Auth Ref Homeownership Mtge, Ser E, AMT	2.80%	11/01/25	967,376
				1,830,120
	Tennessee – 1.9%
145,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/26	142,455
450,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/27	478,931
2,000,000	Montgomery Cnty TN Ref, Ser A	5.00%	04/01/24	2,034,444
1,595,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	1,595,574
3,450,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	3,450,000
765,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	785,114
				8,486,518
	Texas – 12.1%
250,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Uplift Edu, Ser A	4.00%	12/01/30	258,716
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/27	160,897
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/28	166,816
500,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	513,362
500,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/25	518,767
250,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/28	254,307
2,000,000	Austin TX Ref	3.15%	09/01/28	2,015,365
125,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	124,948
240,000	Brazoria Cnty TX Ref	5.00%	03/01/27	252,870
295,000	Celina TX Spl Assmt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/24	296,629

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$290,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/27	$303,533
250,000	Centrl TX Regl Mobility Auth Rev, Ser C	5.00%	01/01/27	262,975
150,000	Chisum TX Indep Sch Dist Ref Sch Bldg	5.00%	08/15/23	150,741
35,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs, Ser B	5.00%	08/15/24	35,572
150,000	Club Muni Mgmt Dist #1 TX Spl Assmnt Rev Impt Area #2 Proj (a)	2.50%	09/01/26	137,753
1,000,000	Collin Cnty TX Ref	4.00%	02/15/27	1,032,687
400,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/26	426,168
207,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	3.38%	09/15/26	191,829
100,000	Cypress Fairbanks TX Indep Sch Dist Ref Sch Bldg	5.00%	02/15/27	106,119
1,000,000	Denton Cnty TX Hsg Fin Corp Var Pathway on Woodrow Apts (Mandatory put 02/01/25)	5.00%	02/01/26	1,024,039
1,005,000	Fort Bend Cnty TX Muni Util Dist #182, BAM	5.25%	09/01/26	1,073,793
280,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/27	309,857
295,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/28	326,836
840,000	Fort Bend TX Indep Sch Dist Ref	5.00%	08/15/26	902,077
1,250,000	Fort Bend TX Indep Sch Dist Var Remk, Ser A (Mandatory put 08/01/24)	2.38%	08/01/49	1,228,085
585,000	Fort Bend TX Muni Util Dist #169 Contract Rev Road Facs, Ser B, BAM	4.00%	12/01/25	600,168
585,000	Fort Bend TX Muni Util Dist #169 Contract Rev Road Facs, Ser B, BAM	4.00%	12/01/26	607,782
465,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/25	430,051
560,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/27	498,770
1,500,000	Grayson Cnty TX Ref	3.00%	01/01/26	1,468,104
1,475,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	5.00%	11/15/23	1,487,593
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Memorial Herman Hlth Sys, Ser A	5.00%	12/01/26	1,032,211
1,340,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Var Memorial Hermann Hlth System, Ser B-2 (Mandatory put 12/01/24)	5.00%	07/01/49	1,372,572
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Thermal Util Re Ref Teco Proj	5.00%	11/15/29	1,098,704
230,000	Harris Cnty TX Muni Util Dist #536, BAM	5.50%	09/01/26	246,947
240,000	Harris Cnty TX Muni Util Dist #536, BAM	5.50%	09/01/27	262,765
2,000,000	Hays Cnty TX Ref	3.38%	02/15/29	2,006,828
100,000	Houston TX Arpt Sys Rev Ref Sub, Ser B	5.00%	07/01/26	106,607
900,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	909,344
200,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/28	216,347
300,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/29	328,124
625,000	Kingsville TX Ctfs Oblig, BAM	2.00%	08/01/23	621,609
925,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (a)	4.13%	09/01/29	901,046
975,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (Pre-refunded maturity 08/15/24) (a)	5.25%	08/15/35	999,001
1,300,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/23	1,306,428
405,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/31	424,678
700,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/33	730,711
200,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/33	211,475
1,500,000	Matagorda Cnty TX Nav Dist #1 Var Rev Cent Pwr & Lt Ref Remk, AMT (Mandatory put 09/01/23)	0.90%	05/01/30	1,479,355
275,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/24	277,146

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,500,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 08/01/23)	3.50%	05/01/50	$1,500,000
440,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/25	455,557
450,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/26	473,377
400,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (a)	3.00%	09/15/26	375,459
140,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/36	148,957
45,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	47,186
500,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.00%	01/01/24	505,661
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.00%	01/01/26	1,055,459
150,000	N TX Tollway Auth Rev Ref Second Tier Bonds, Ser C	5.00%	01/01/27	161,855
105,000	N TX Tollway Auth Rev Ref Sys 1st Tier, Ser A	5.00%	01/01/25	106,352
1,000,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/25	1,012,874
300,000	N TX Tollway Auth Rev Second Tier, Ser B	5.00%	01/01/27	323,711
10,000	N TX Tollway Auth Rev Unrefunded Ref 2nd Tier, Ser B	5.00%	01/01/24	10,013
635,000	New Hope Cultural Edu Facs Fin Corp TX Edu Rev Ref Jubilee Acad Ctr (a)	4.00%	08/15/25	618,068
1,490,000	New Hope Cultural Edu Facs Fin Corp TX Stdt Hsg Rev Chf Clegiate Hsg San Antonio I-TX A&M Univ San Antonio, Ser A (Pre-refunded maturity 04/01/26)	5.00%	04/01/48	1,578,689
50,000	Oak Point TX Spl Assmnt Rev Wildridge Pub Impt Dist #1 Impt Area #2 Proj Accd Inv (a)	3.50%	09/01/23	49,859
1,180,000	SA Energy Acq Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/25	1,212,629
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/28	1,061,097
500,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott and White Hlth Proj, Ser E (Mandatory put 05/15/26)	5.00%	11/15/52	524,142
700,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/25	710,613
480,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/25	499,615
340,000	Univ of Houston TX Univ Revs Ref Consol, Ser C	5.00%	02/15/30	357,065
4,000,000	Univ of Texas TX Permanent Univ Fnd Permanent Univ Fund Bonds, Ser A	5.00%	07/01/26	4,280,559
1,650,000	Univ of Texas TX Univ Revs Ref, Ser H	5.00%	08/15/25	1,731,331
1,580,000	Univ of Texas TX Univ Revs, Ser D	5.00%	08/15/26	1,694,701
630,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/29	657,357
385,000	Wilbarger Creek TX Muni Util Dist #2, AGM	4.00%	09/01/26	399,036
760,000	Williamson Cnty TX Muni Util Dist #10 Ref, BAM	3.00%	08/01/26	750,660
				54,000,989
	Utah – 0.4%
1,895,000	Utah Cnty UT Hosp Rev IHC Hlth Svcs Inc, Ser B-1 (Mandatory put 08/01/24)	5.00%	05/15/60	1,935,222
	Vermont – 0.0%
100,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Waste Sys Inc Remk, AMT (Mandatory put 04/03/28) (a)	4.63%	04/01/36	98,592
	Virginia – 2.4%
850,000	Chesapeake VA Econ Dev Auth Poll Control Rev VA Elec & Pwr Co Remk, Ser 2008A (Mandatory put 06/01/23)	1.90%	02/01/32	848,171
310,000	Hampton Roads VA Santn Dist Wstwtr Rev Prerefunded Sub, Ser A (Pre-refunded maturity 08/01/26)	5.00%	08/01/28	332,798
600,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury Proj	5.00%	10/01/30	618,786
1,490,000	Loudoun Cnty VA, Ser B	4.00%	12/01/28	1,519,031

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$1,525,000	Norfolk VA Wtr Rev Ref	5.00%	11/01/31	$1,690,227
845,000	Richmond VA Redev & Hsg Auth Mf Rev Var Townes at River South (Mandatory put 03/01/25)	4.25%	03/01/26	854,008
125,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/25	126,746
125,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/26	127,847
1,585,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/29	1,682,043
2,000,000	VA St Ref, Ser B	5.00%	06/01/23	2,002,711
445,000	VA St Res Auth Clean Wtr Rev Ref Revolving Fund, Ser B	4.00%	10/01/27	452,390
380,000	Wise Cnty VA Indl Dev Auth Sol Wst & Sewage Disp Rev VA Elec & Pwr Co Remk, Ser A (Mandatory put 05/31/24)	1.20%	11/01/40	366,815
				10,621,573
	Washington – 1.7%
1,315,000	King Cnty WA Swr Rev Ref, Ser B	5.00%	07/01/26	1,344,495
1,500,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/26	1,574,938
150,000	Seattle WA Wtr Sys Rev Ref & Impt	5.00%	05/01/28	156,303
100,000	WA St Hlth Care Facs Auth Ref Seattle Cancer Care Alliance	5.00%	09/01/27	106,682
300,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/26	316,992
2,120,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (a)	7.00%	07/01/45	2,280,700
1,555,000	WA St, Ser B, COPS	5.00%	07/01/24	1,588,084
				7,368,194
	West Virginia – 0.7%
1,650,000	Kanawha Cnty WV Cnty Commn Stdt Hsg Rev WV Univ Fndtn Proj (Pre-refunded maturity 07/01/23) (a)	6.75%	07/01/45	1,658,762
1,500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,502,981
				3,161,743
	Wisconsin – 2.4%
2,000,000	Oak Creek WI, Ser B, NANS	4.00%	04/01/26	2,015,515
100,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/26	98,761
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	187,914
250,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A	3.00%	12/01/26	239,992
4,000,000	Pub Fin Auth WI Poll Control Rev Var Ref Duke Engery Progress Proj, Ser A-1 (Mandatory put 10/01/26)	3.30%	10/01/46	4,011,474
285,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/25	280,233
605,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/26	590,091
325,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/29	308,369
225,000	Pub Fin Auth WI Rev Roseman Univ of Hlth Sciences Proj (a)	3.00%	04/01/25	216,877
800,000	Pub Fin Auth WI Sr Living Rev Rose Villa Proj, Ser A (Pre-refunded maturity 11/15/24) (a)	5.75%	11/15/44	827,160
1,000,000	Waukesha WI, Ser A, NANS	4.00%	07/01/24	1,002,418
275,000	WI St Clean Wtr Rev Ref (Pre-refunded maturity 06/01/24)	5.00%	06/01/26	280,398
400,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	415,330
155,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/24	153,500
				10,628,032

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wyoming – 0.3%
$250,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Powers Brd Ref Electrical System Proj	5.00%	06/01/26	$265,642
755,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Powers Brd Ref Electrical System Proj	5.25%	06/01/37	859,054
				1,124,696

Total Investments – 98.0%	436,366,419
(Cost $440,724,440)
Net Other Assets and Liabilities – 2.0%	9,034,345
Net Assets – 100.0%	$445,400,764

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $20,456,702 or 4.6% of net assets.
(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	Zero coupon bond.
(d)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2023. Interest will begin accruing on the security’s first settlement date.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NANS	Note Anticipation Notes
NATL-RE	National Public Finance Guarantee Corp.
RANS	Revenue Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 436,366,419	$ —	$ 436,366,419	$ —

*	See Portfolio of Investments for state and territory breakout.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.4%
	Alabama – 3.0%
$200,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1	4.00%	10/01/24	$200,143
480,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No. 4, Ser A-1	4.00%	06/01/24	479,707
300,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A	5.00%	12/01/23	302,316
1,955,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	1,958,323
400,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj, Ser E	5.00%	06/01/23	400,280
525,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/23	528,414
385,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	06/01/24	389,434
625,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/24	636,106
200,000	Black Belt Energy Gas Dist AL Gas Sply Rev Ref, Ser D1	4.00%	06/01/23	199,979
1,155,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,155,124
350,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/23	350,037
1,120,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	1,121,089
500,000	SE Energy Auth AL Cmdy Sply Rev Proj #4, Ser B-1	5.00%	08/01/23	501,000
1,000,000	Wilsonville AL Indl Dev Brd Poll Control Rev Var Ref AL Pwr Co, Ser D (a)	3.95%	01/01/24	1,000,000
				9,221,952
	Alaska – 0.1%
300,000	AK St, Ser A	5.00%	08/01/23	301,123
	Arizona – 1.7%
2,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/23	2,000,000
1,740,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj Remk, AMT (Mandatory put 08/14/23)	2.70%	12/01/37	1,732,065
180,000	Glendale AZ Transprtn Excise Tax Rev Ref, AGM	5.00%	07/01/23	180,538
300,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Sch Proj	5.00%	07/01/23	300,483
150,000	Nthrn AZ Univ Ref Sys, BAM	5.00%	06/01/23	150,184
180,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (b)	5.75%	11/15/23	180,192
520,000	Salt Verde AZ Finl Corp Sr Gas Rev Sr	5.25%	12/01/23	522,313
255,000	Univ Med Ctr Corp AZ Hosp Rev (Pre-refunded maturity 07/01/23)	5.50%	07/01/26	255,913
				5,321,688
	California – 5.3%
200,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Green Bonds Clean Energy Proj, Ser C	5.00%	10/01/24	201,523
3,000,000	CA St Infra & Econ Dev Bank Rev Var Brightline W Passenger Rail Proj Remk, Ser A, AMT, (Mandatory put 01/31/24) (b)	3.65%	01/01/50	2,993,587
2,000,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Waste Mgmt Inc Proj Remk, AMT (Mandatory put 06/01/23)	3.95%	10/01/45	1,999,868
3,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A-1, AMT (Mandatory put 07/17/23) (b)	3.70%	11/01/42	2,996,194
425,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/23	425,586
335,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	336,686
2,000,000	Los Angeles CA Trans	4.00%	06/29/23	2,002,639
2,000,000	Los Angeles Cnty CA Trans	4.00%	06/30/23	2,002,850
710,000	Riverside Cnty CA Trans	5.00%	06/30/23	712,027
1,000,000	San Diego CA Unif Sch Dist Trans, Ser A	4.00%	06/30/23	1,001,342
1,700,000	Sch Proj for Util Rate Reduction CA Nat Gas Pur Prog, RANS	4.00%	08/01/23	1,701,513
				16,373,815

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado – 3.6%
$350,000	Adams & Arapahoe Cntys CO Jt Sch Dist #28J Aurora Ref	5.00%	12/01/23	$353,649
1,275,000	Arapahoe Cnty CO Sch Dist #5 Cherry Creek Ref & Impt, AGM	2.00%	12/15/23	1,266,348
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/23	402,567
2,750,000	CO St Hlth Facs Auth Rev Frasier Meadows Retmnt Cmnty Proj, Ser B (Forward refunding maturity 05/15/23)	5.00%	05/15/48	2,751,655
635,000	CO St Hlth Facs Auth Rev Frasier Meadows Retmnt Cmnty Proj, Ser B (Pre-refunded maturity 05/15/23)	5.00%	05/15/25	635,335
185,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	189,795
2,355,000	CO St Ref UCDHSC Fitzsimons Acad Projs, Ser A, COPS (Pre-refunded maturity 11/01/23)	5.00%	11/01/28	2,375,914
700,000	Denver City & Cnty CO Arpt Rev Ref, Ser C	5.00%	11/15/23	706,163
2,000,000	Denver CO Convention Ctr Hotel Auth Rev Ref Sr	5.00%	12/01/23	2,008,116
250,000	Leyden Rock Met Dist CO Ref, AGM	5.00%	12/01/23	252,390
				10,941,932
	Connecticut – 3.6%
850,000	Bridgeport CT Ref, Ser C	5.00%	02/15/24	860,806
900,000	CT St Hgr Edu Supplement Loan Auth Rev Chesla Ln Prog, Ser A, AMT	5.00%	11/15/23	907,884
100,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/23	100,247
2,500,000	CT St Ref, Ser H	5.00%	11/15/23	2,525,338
2,250,000	CT St Spl Tax Oblig Rev Ref Transprtn Infra Purp, Ser B	5.00%	01/01/24	2,277,106
3,400,000	Danbury CT, BANS	3.00%	07/13/23	3,396,293
30,000	Hamden CT, BAM	5.00%	08/15/23	30,122
1,080,000	New Haven CT, Ser A, AGM	5.00%	08/01/23	1,083,907
				11,181,703
	District of Columbia – 0.7%
125,000	DC Hosp Rev Ref Children’s Hosp	5.00%	07/15/23	125,398
1,985,000	Met WA DC Arpts Auth Dulles Toll Road Rev Cap Apprec 2nd Sr Lien, Ser B, AGC	(c)	10/01/23	1,952,650
				2,078,048
	Florida – 5.0%
85,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/23	84,629
2,065,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT (Pre-refunded maturity 10/01/23)	5.13%	10/01/38	2,078,110
1,500,000	Collier Cnty FL Eductnl Facs Auth Rev Eductnl Facs Hodges Univ Inc (Pre-refunded maturity 11/01/23)	6.13%	11/01/43	1,520,686
500,000	Duval Cnty FL Sch Brd, Ser A, COPS	5.00%	07/01/23	501,345
100,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Ref Priority Sub Arpt Facs, AMT	5.00%	10/01/23	100,399
445,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/23	448,058
730,000	Jacksonville FL Spl Rev Ref, Ser D	5.00%	10/01/23	735,107
175,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	181,146
1,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/25	1,037,463
2,500,000	Miami-Dade Cnty FL Seaport Rev, Ser B, AMT (Pre-refunded maturity 10/01/23)	6.25%	10/01/38	2,528,657
400,000	Monroe Cnty FL Sch Dist Sales Tax Rev, AGM	5.00%	10/01/23	402,831
2,650,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys (Forward refunding maturity 08/01/23)	5.00%	08/01/41	2,736,033

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$975,000	Palm Beach Cnty FL Sch Brd, Ser B, COPS	5.00%	08/01/23	$979,013
750,000	Saint Lucie Cnty FL Poll Control Rev Var Ref FL Pwr & Lt Co Proj (a)	4.00%	09/01/28	750,000
145,000	Sarasota Cnty FL Util Sys Rev (Pre-refunded maturity 10/01/23)	5.00%	10/01/38	146,086
515,000	Seminole Cnty FL Wtr & Swr Rev Ref, Ser A	5.00%	10/01/23	518,794
700,000	Tolomato FL CDD Ref, Ser A, AGM	3.00%	05/01/23	700,000
				15,448,357
	Georgia – 4.1%
1,170,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/24	1,188,710
1,025,000	Atlanta GA Arpt Rev, Ser B, AMT	5.00%	07/01/23	1,026,974
480,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser B	5.00%	11/01/23	484,524
1,800,000	Burke Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Vogtle Proj Remk, 4th Ser (Mandatory put 05/25/23)	2.25%	10/01/32	1,797,838
250,000	Main Street Nat Gas Inc GA Gas Sply Rev Var, Ser B (Mandatory put 12/02/24)	4.00%	08/01/49	251,270
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	4.00%	12/01/23	499,848
650,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/24	654,146
550,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/25	558,998
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/23)	4.00%	04/01/48	2,001,552
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	03/01/24	251,791
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/24	503,715
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	09/01/24	253,063
1,105,000	Main Street Nat Gas Inc GA Gas Sply Rev, Subser C (Mandatory put 12/01/23)	4.00%	08/01/48	1,106,626
2,000,000	Met Atlanta GA Rapid Transit Auth Sales Tax Rev Ref, Ser A	4.00%	07/01/24	2,023,546
				12,602,601
	Hawaii – 1.0%
2,500,000	HI St Arpts Sys Rev Ref, Ser B, AMT	5.00%	07/01/24	2,536,548
615,000	Honolulu City & Cnty HI, Ser A	5.00%	10/01/23	619,607
				3,156,155
	Illinois – 6.6%
230,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/24	231,848
600,000	Chicago IL Ref, Ser A	5.00%	01/01/24	605,157
1,000,000	Chicago IL Ref, Ser C	5.00%	01/01/24	1,008,595
1,500,000	Chicago IL Transit Auth Capital Grant Recpts Rev Ref 5337 St of Good Repair Formula Funds	5.00%	06/01/23	1,501,381
165,000	Chicago IL Wtr Rev Second Lien	5.00%	11/01/23	165,162
1,250,000	Cook Cnty IL Ref, Ser A	5.00%	11/15/23	1,258,748
500,000	DuPage & Cook Cntys IL Cmnty Consolidated Sch Dist #181 Hinsdale Ref Sch, Ser B	3.00%	05/01/24	499,168
450,000	DuPage Cnty IL High Sch Dist #88 Ref	4.00%	01/15/24	451,931
460,000	IL St	5.00%	05/01/23	460,000
180,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/23	180,940
250,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/24	254,445
530,000	IL St Fin Auth Rev Ref Ann & Robert H Lurie Childrens Hosp	5.00%	08/15/23	532,541
500,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/24	506,512
2,000,000	IL St Fin Auth Rev Rehab Institute of Chicago, Ser A (Forward refunding maturity 07/01/23)	6.00%	07/01/43	2,008,537

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$1,000,000	IL St Fin Auth Rev Var Ref Northwestern Memorial Hlthcare, Ser C (a)	3.72%	07/15/55	$1,000,000
1,500,000	IL St Hsg Dev Auth Rev Var Social Bonds, Ser H (Mandatory put 12/01/23)	3.47%	10/01/53	1,496,481
100,000	IL St Ref	4.00%	08/01/25	100,182
440,000	IL St, BAM	5.50%	07/01/24	441,775
2,090,000	IL St, Ser D	5.00%	11/01/24	2,133,834
1,240,000	McLean & Woodford Cntys IL Cmnty Unit Sch Dist #5 Ref, Ser A	4.00%	12/01/23	1,243,939
1,805,000	Mount Vernon IL Ref, BAM	4.00%	12/15/23	1,812,496
2,500,000	Schaumburg IL Ref	4.00%	12/01/23	2,508,944
				20,402,616
	Indiana – 3.6%
500,000	Avon IN Cmnty Sch Bldg Corp Ref	5.00%	07/15/23	501,727
2,500,000	IN St Fin Auth Econ Dev Rev Rep Svcs Inc Proj Remk, AMT (Mandatory put 06/01/23)	4.00%	12/01/37	2,499,690
3,500,000	IN St Fin Auth Envrnmntl Rev Var Ref Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/23)	4.50%	12/15/46	3,491,029
2,000,000	IN St Fin Auth Rev Priv Activity OH River Bridges E End Xing P3 Proj, Ser A (Pre-refunded maturity 07/01/23)	5.00%	07/01/48	2,005,048
275,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/24	278,259
2,325,000	Johnson Cnty IN	5.50%	12/31/23	2,353,055
100,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/23	100,066
				11,228,874
	Iowa – 0.3%
1,000,000	IA St Fin Auth Sol Wst Facs Rev Var Green Bond Gevo Nw Rng LLC Renewable Natrl Gas Proj, AMT (Mandatory put 04/01/24)	1.50%	01/01/42	980,561
	Kansas – 1.6%
150,000	Burlington KS Envrn Impt Rev Ref Kansas City Pwr & Light Co Proj Remk, Ser A	2.95%	12/01/23	149,324
1,500,000	KS St Dept of Transprtn Hwy Rev Ref, Ser A	2.75%	09/01/23	1,493,919
3,000,000	Leawood KS Temp Nts, Ser 1	3.00%	09/01/23	2,993,779
320,000	Wichita KS Hlthcare Facs Rev Ref & Impt Larksfield Place, Ser III (Pre-refunded maturity 12/15/23)	5.50%	12/15/25	323,936
				4,960,958
	Kentucky – 5.3%
1,130,000	KY St Asset/Liability Commn Agy Fund Rev Ref Proj Nts Hwy Trust Fund 1st, Ser A, GARVEE	5.00%	09/01/23	1,136,117
505,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/23	507,382
555,000	KY St Property & Bldgs Commn Rev Ref Proj #108, Ser B	5.00%	08/01/23	557,119
2,500,000	KY St Property & Bldgs Commn Rev Ref Proj #112, Ser B	5.00%	11/01/23	2,520,104
2,500,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1	4.00%	12/01/23	2,501,519
165,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1 (Mandatory put 06/01/25)	4.00%	12/01/49	165,274
2,500,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 04/01/24)	4.00%	04/01/48	2,502,443
745,000	KY St Turnpike Auth Econ Dev Road Rev Revitalization Projs, Ser A (Pre-refunded maturity 07/01/23)	5.00%	07/01/27	747,066
1,595,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser B (Mandatory put 10/01/23)	5.00%	10/01/47	1,602,674
3,455,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Sub Safe Clean Waterways, BANS	4.00%	10/06/23	3,461,943

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$610,000	Univ of Louisville KY Rev, Ser B, BAM	5.00%	09/01/23	$612,817
				16,314,458
	Louisiana – 0.8%
1,000,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Var American Biocarbon Ct LLC Proj Remk, AMT (Mandatory put 08/01/23)	3.85%	12/01/46	999,562
125,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/28	125,079
15,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/29	15,463
35,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/34	36,080
280,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/44	288,639
1,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2011 (Mandatory put 06/01/25) (b)	5.85%	08/01/41	1,026,085
				2,490,908
	Maine – 0.2%
730,000	ME St Hlth & Hgr Eductnl Facs Auth Rev Estrn ME Med Ctr Oblig Grp (Pre-refunded maturity 07/01/23)	5.00%	07/01/33	731,903
	Maryland – 0.1%
350,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Johns Hopkins Hlth, Ser C (Pre-refunded maturity 05/15/23)	5.00%	05/15/43	350,217
	Massachusetts – 1.4%
250,000	MA St Dev Fin Agy Hosp Rev Ref Cape Cod Hlthcare Oblig Grp (Pre-refunded maturity 11/15/23)	5.25%	11/15/41	252,719
1,025,000	MA St Dev Fin Agy Rev N Hill Cmntys, Ser A (Pre-refunded maturity 11/15/23) (b)	6.50%	11/15/43	1,041,144
400,000	MA St Dev Fin Agy Rev Ref Boston Med Ctr Sustainability Bonds, Ser G	5.00%	07/01/23	400,910
475,000	MA St Dev Fin Agy Rev Ref Boston Med Ctr Sustainability Bonds, Ser G	5.00%	07/01/24	483,031
1,500,000	MA St Eductnl Fing Auth Ref Issue, Ser J, AMT	5.00%	07/01/23	1,502,889
150,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/23	150,289
500,000	MA St Port Auth Ref, Ser A, AMT	5.00%	07/01/23	500,971
				4,331,953
	Michigan – 0.6%
400,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Junior Lien Bond, Ser B	5.00%	07/01/24	407,543
560,000	MI St Hosp Fin Auth Ascension Hlth Credit Grp Remk, Ser A-4	5.00%	11/01/23	564,697
300,000	MI St Hsg Dev Auth Sf Mtge Rev Social Bond, Ser A	0.30%	06/01/23	299,054
545,000	Wayne Cnty MI Arpt Auth Rev Ref Junior Lien, Ser A	5.00%	12/01/23	549,897
				1,821,191
	Minnesota – 1.5%
1,250,000	MN St Rural Wtr Fin Auth Pub Projs Constr Notes	2.63%	12/01/23	1,236,217
2,500,000	MN St, Ser A	5.00%	09/01/23	2,515,191
1,000,000	Saint Paul MN Hsg & Redev Auth Mf Hsg Rev Var Dale Street Proj (Mandatory put 06/01/24)	3.50%	12/01/25	992,180
				4,743,588
	Mississippi – 0.8%
400,000	MS St Dev Bank Spl Oblg Jackson Wtr & Swr Sys Proj, AGM	6.75%	12/01/26	407,464
100,000	MS St Dev Bank Spl Oblg Jackson Wtr & Swr Sys Proj, AGM	6.75%	12/01/32	101,966

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Mississippi (Continued)
$2,000,000	MS St Hosp Equipment & Facs Auth Ref Adj Baptist Memorial Hlth Care Corp Remk, Ser A-2 (Mandatory put 08/30/23)	3.15%	09/01/36	$1,994,639
				2,504,069
	Missouri – 0.2%
625,000	Kansas City MO Spl Oblg MO Projs, Ser A	5.00%	04/01/24	635,480
	Nebraska – 0.6%
150,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	151,175
1,525,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	1,536,263
				1,687,438
	Nevada – 1.6%
295,000	Clark Cnty NV Passenger Fac Charge Rev Ref Las Vegas McCarran Intl Arpt, Ser E	5.00%	07/01/23	295,803
1,000,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A	5.00%	06/15/23	1,001,985
735,000	Clark Cnty NV Sch Dist Ref, Ser A	5.00%	06/15/23	736,459
1,000,000	Henderson NV Pub Impt Trust Rev Ref Touro Clg & Univ Sys Oblig Grp (Pre-refunded maturity 07/01/24)	5.50%	01/01/44	1,025,902
1,885,000	Yerington NV USDA Interim DEBS	1.63%	11/01/23	1,859,746
				4,919,895
	New Jersey – 9.0%
3,000,000	Dover NJ, BANS	5.00%	01/24/24	3,036,658
2,660,000	Hudson Cnty NJ Impt Auth Loc Unit Loan Prog, Ser B-1	3.00%	08/04/23	2,658,147
2,500,000	Jersey City NJ, Ser A, BANS	5.00%	10/26/23	2,519,987
2,694,350	Kinnelon NJ, BANS	4.00%	09/29/23	2,698,068
2,000,000	Margate City NJ, BANS	4.50%	11/29/23	2,011,902
610,000	Newark NJ Ref, Ser A, AGM	5.00%	10/01/23	614,141
340,000	Newark NJ Ref, Ser B, AGM	5.00%	10/01/23	342,308
3,000,000	Newark NJ, Ser D, BANS	4.00%	09/29/23	3,000,481
700,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/23	700,274
1,000,000	NJ St Econ Dev Auth Ref Sch Facs Constr, Ser N-1, NATL-RE	5.50%	09/01/23	1,006,043
25,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	25,044
630,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/23	634,352
300,000	NJ St Econ Dev Auth Rev Ref, Ser XX	5.00%	06/15/23	300,512
1,080,000	NJ St Econ Dev Auth Rev Ref, Ser XX	5.00%	06/15/24	1,097,792
100,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Sr, Ser 2015-1A, AMT	5.00%	12/01/24	101,905
255,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser B, AMT	5.00%	12/01/23	256,925
690,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser A	5.50%	12/15/23	698,090
180,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser B, AMBAC	5.25%	12/15/23	181,837
525,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser D	5.00%	12/15/23	529,563
2,500,000	Ocean City NJ, BANS	4.50%	10/17/23	2,512,001
875,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/23	876,176
2,000,000	Verona Twp NJ, BANS	5.00%	10/26/23	2,015,990
				27,818,196
	New Mexico – 0.8%
300,000	Albuquerque NM Met Arroyo Flood Control Auth	5.00%	08/01/23	301,347
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co of NM San Juan Proj Remk, Ser D (Mandatory put 06/01/23)	1.10%	06/01/40	1,994,324
				2,295,671

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York – 7.8%
$2,000,000	Batavia Town NY, BANS	4.75%	03/07/24	$2,022,746
100,000	Build NYC Res Corp NY Rev Acad Leadership Chrt Sch Proj	4.00%	06/15/23	99,878
2,000,000	Deposit NY Centrl Sch Dist, BANS	3.75%	09/08/23	2,001,932
2,000,000	E Ramapo NY Centrl Sch Dist, Ser A, RANS	3.00%	05/31/23	1,999,193
2,065,000	Elmira City NY Sch Dist, BANS	4.00%	06/23/23	2,066,270
2,400,000	Hempstead NY Union Free Sch Dist for 2022-2023 St Aid, RANS	3.75%	06/30/23	2,399,717
2,000,000	Indian River NY Centrl Sch Dist at Philadelphia, BANS	4.00%	06/28/23	2,001,412
250,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/23	251,353
370,000	Met Transprtn Auth NY Rev Transprtn, Ser A-1	5.00%	11/15/23	372,374
2,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds Var, Ser F-2 (Mandatory put 07/01/25)	0.60%	05/01/61	1,847,976
650,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Neighborhood Bonds, Ser E-2 (Mandatory put 07/03/23)	1.75%	05/01/59	647,159
1,630,000	New York City NY Hsg Dev Corp Rev, Ser A (Pre-refunded maturity 07/03/23)	5.00%	07/01/25	1,634,395
250,000	New York City NY Hsg Dev Corp Rev, Ser B2 (Pre-refunded maturity 07/03/23)	5.00%	07/01/25	250,674
1,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Ref Sub 2nd General Resolution, Ser DD (a)	3.97%	06/15/33	1,000,000
100,000	NY NY, Ser C	5.00%	08/01/23	100,135
125,000	NY St Hsg Fin Agy Affordable Hsg, Ser E	2.13%	11/01/23	124,169
65,000	NY St Hsg Fin Agy Sustainability Bonds, Ser N	1.45%	05/01/23	65,000
180,000	NY St Hsg Fin Agy Sustainability Bonds, Ser Q	1.35%	11/01/23	178,078
175,000	NY St Mtge Agy Rev Mtge, 55th Ser, AMT	2.65%	10/01/23	174,065
265,000	NY St Mtge Agy Rev, Ser 51	2.25%	10/01/23	263,584
1,295,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/24	1,315,885
245,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/23	245,322
255,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/24	257,856
580,000	Port Auth of NY & NJ NY Ref, Ser 207, AMT	5.00%	09/15/23	582,612
2,095,525	Wappingers NY Centrl Sch Dist, BANS	4.00%	08/10/23	2,098,350
				24,000,135
	North Carolina – 1.5%
335,000	NC St Turnpike Auth Ref Sr Lien, AGM	5.00%	01/01/24	338,374
3,205,000	NC St Turnpike Auth, BANS	5.00%	02/01/24	3,248,615
900,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser B	5.00%	05/01/23	900,000
				4,486,989
	North Dakota – 0.5%
1,500,000	Cass Cnty ND Jt Wtr Res Dist, Ser A	0.48%	05/01/24	1,434,223
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth System Ref	5.00%	12/01/23	50,320
				1,484,543
	Ohio – 3.1%
150,000	Butler Cnty OH Hosp Facs Ref UC Hlth	4.00%	11/15/23	149,547
555,000	Cloverleaf OH Local Sch Dist, COPS, BAM	3.00%	12/01/23	553,452
280,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	5.00%	08/01/23	280,908
1,000,000	NW OH Loc Sch Dist Hamilton & Butler Cntys Sch Impt (Pre-refunded maturity 12/01/23)	5.00%	12/01/45	1,010,427
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	482,305
1,500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser C, AMT (Mandatory put 10/01/24)	2.10%	04/01/28	1,446,915

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$1,145,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/24	$1,157,963
2,000,000	OH St Hosp Rev Var Ref Hosps Hlth Sys Inc, Ser B (a)	4.10%	01/15/45	2,000,000
2,500,000	Plain City OH, BANS	4.00%	09/28/23	2,502,515
				9,584,032
	Oklahoma – 0.2%
500,000	Tulsa OK Arpts Impt Trust, Ser A, AMT, BAM (Pre-refunded maturity 06/01/23)	5.63%	06/01/43	500,777
	Oregon – 1.6%
3,500,000	Crook Cnty OR Sch Dist (Pre-refunded maturity 06/15/23)	5.00%	06/15/37	3,506,585
1,360,000	OR St Dept of Transprtn Hwy User Tax Rev Sr Lien, Ser A	5.00%	11/15/23	1,373,639
105,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/23	105,008
				4,985,232
	Pennsylvania – 3.4%
420,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/24	427,212
55,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/23	55,000
1,250,000	Lancaster Cnty PA Sol Wst Mgmt Auth Sol Wst Disp Rev, Ser A (Pre-refunded maturity 12/15/23)	5.25%	12/15/28	1,265,789
180,000	Monroeville PA Fin Auth UPMC Rev Ref, Ser B	3.50%	07/01/23	180,049
1,340,000	N Wales PA Wtr Auth Ref	3.00%	11/01/23	1,336,453
1,250,000	PA St	5.00%	10/01/23	1,259,054
260,000	PA St Econ Dev Fing Auth UPMC Rev Ref, Ser B	5.00%	05/15/24	264,519
225,000	PA St Econ Dev Fing Auth UPMC Rev, Ser A-2	5.00%	05/15/24	228,911
335,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref, Subser B	4.00%	12/01/23	336,487
100,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/23	100,337
215,000	Philadelphia PA Ref, Ser A	5.00%	08/01/23	215,896
1,430,000	Philadelphia PA Sch Dist Ref, Ser F	5.00%	09/01/23	1,437,030
260,000	Philadelphia PA Sch Dist, Ser A	5.00%	09/01/23	261,278
500,000	Pottsville PA Hosp Auth Hlth Ctr Rev Schuylkill Hlth Sys Proj (b)	6.00%	07/01/24	512,719
255,000	Riverside PA Sch Dist Ref, BAM	3.00%	10/15/23	254,395
300,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/24	303,660
275,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/25	281,625
785,000	Scranton PA Sch Dist Ref	5.00%	12/01/24	803,838
1,000,000	Southcentrl PA Gen Auth Rev Var Ref Wellspan Hlth Oblig Grp Remk, Ser C (a)	3.80%	06/01/37	1,000,000
				10,524,252
	Rhode Island – 0.5%
1,500,000	RI St & Providence Plantations Ref Cons Cap Dev Ln, Ser 1	4.00%	10/15/23	1,505,286
	South Carolina – 2.5%
2,500,000	Cnty Sq Redev Corp SC Installment Pur Rev Greenville Co SC Proj, BANS	5.00%	02/09/24	2,526,924
2,750,000	Patriots Energy Grp Fing Agy SC Gas Sply Rev, Ser A (Mandatory put 02/01/24)	4.00%	10/01/48	2,754,952
2,500,000	SC St Hsg Fin & Dev Auth Mtge Rev Mtge Rev Notes, Ser C	2.60%	09/01/23	2,492,796
				7,774,672
	South Dakota – 0.3%
980,000	SD St Eductnl Enhancement Funding Corp Tobacco Set, Ser B (Pre-refunded maturity 06/01/23)	5.00%	06/01/24	981,280

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee – 1.4%
$2,000,000	Lewisburg TN Indl Dev Brd Sol Wst Disp Rev Var Ref Waste Mgmt TN Proj Remk, AMT (Mandatory put 08/01/23)	3.88%	07/02/35	$2,000,000
500,000	Memphis TN Hlth Eductnl & Hsg Fac Brd Mf Hsg Rev Var Memphis Towers Apts Proj Remk	3.40%	12/01/23	498,090
135,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/23	134,743
610,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/23	611,558
910,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/24	919,475
				4,163,866
	Texas – 7.2%
240,000	Arlington TX Hgr Edu Fin Corp Edu Rev Kipp TX Inc	5.00%	08/15/23	241,116
1,020,000	Arlington TX Wtr & Wstwtr Sys Rev, Ser A	5.00%	06/01/23	1,021,458
2,500,000	Austin TX Arpt Sys Rev Ref, AMT	5.00%	11/15/23	2,513,394
200,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	199,917
305,000	Brazoria Cnty TX Muni Util Dist #55, BAM	4.00%	09/01/23	305,358
700,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/23	702,346
1,000,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser A	5.00%	11/01/23	1,007,894
805,000	Fort Bend Cnty TX Muni Util Dist #182, BAM	5.25%	09/01/23	809,745
1,320,000	Fort Bend TX Indep Sch Dist Var Remk, Ser A (Mandatory put 08/01/24)	2.38%	08/01/49	1,296,857
1,265,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	5.00%	11/15/23	1,275,800
150,000	Houston TX Ref Pub Impt, Ser A	5.00%	03/01/24	152,366
385,000	Houston TX Util Sys Rev Ref Comb 1st Lien, Ser C	5.00%	05/15/23	385,243
175,000	Houston TX Util Sys Rev Ref Comb 1st Lien, Ser D	5.00%	11/15/23	176,755
470,000	Houston TX Util Sys Rev Rev Ref First Lien, Ser A	5.00%	11/15/24	484,877
700,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/24	712,415
195,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/23	195,121
575,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/23	575,357
280,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/23	280,174
500,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj, Ser A	5.00%	05/15/23	500,310
1,000,000	Matagorda Cnty TX Nav Dist #1 Var Rev Cent Pwr & Lt Ref Remk, AMT (Mandatory put 09/01/23)	0.90%	05/01/30	986,237
265,000	McLendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/23	265,019
2,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 08/01/23)	3.50%	05/01/50	2,000,000
420,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/23	421,595
430,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/24	437,855
130,000	Newark Hgr Edu Fin Corp TX Edu Rev The Hughen Ctr Inc, Ser A	4.00%	08/15/23	130,053
300,000	NW Harris Cnty TX Muni Util Dist #5 Ref, BAM	4.00%	05/01/23	300,000
395,000	Stafford TX Econ Dev Corp Sales Tax Rev Ref, BAM	5.00%	09/01/23	397,112
450,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Baylor Hlth Care Sys Proj, Ser A (Pre-refunded maturity 05/15/23)	4.00%	11/15/43	450,104
800,000	Tarrant Cnty TX Hosp Dist	5.00%	08/15/24	819,763
335,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/23	337,312
575,000	TX St Turnpike Auth Centrl TX Turnpike Sys Rev Unrefunded 1st Tier, Ser A, CABS, AMBAC	(c)	08/15/24	549,534

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,870,000	Univ of Texas TX Univ Rev Ref, Ser H	5.00%	08/15/23	$1,879,504
250,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/23	250,894
				22,061,485
	Virginia – 0.8%
850,000	Chesapeake VA Econ Dev Auth Poll Control Rev VA Elec & Pwr Co Remk, Ser 2008A (Mandatory put 06/01/23)	1.90%	02/01/32	848,171
845,000	Richmond VA Redev & Hsg Auth Mf Rev Var Townes at River South (Mandatory put 03/01/25)	4.25%	03/01/26	854,009
100,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/23	100,028
175,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/24	176,006
385,000	VA St Pub Bldg Auth Pub Facs Rev, Ser A	5.00%	08/01/23	386,642
				2,364,856
	Washington – 2.5%
200,000	Centrl WA Univ Sys Rev, AGM	5.00%	05/01/23	200,000
2,430,000	Grant Cnty WA Pub Util Dist #2 Priest Rapids Hydro Elec R Ref, Ser B, AMT (Pre-refunded maturity 07/01/24)	5.00%	01/01/29	2,461,090
1,865,000	King Cnty WA Rural Library Dist Ref	4.00%	12/01/23	1,875,096
1,500,000	King Cnty WA Swr Rev Ref & Impt, Ser B (Pre-refunded maturity 07/01/23)	5.00%	07/01/39	1,504,484
1,700,000	WA St Hlth Care Facs Auth Ref Commonspirit Hlth, Ser B1 (Mandatory put 08/01/24)	5.00%	08/01/49	1,715,335
				7,756,005
	Wisconsin – 1.8%
1,650,000	Fox Point & Bayside WI Jt Sch Dist #2 Prm Nts	3.50%	09/05/23	1,649,196
410,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/25	413,025
490,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/24	496,268
65,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/23	64,886
2,000,000	Waukesha WI, Ser C, NANS	3.00%	07/01/23	1,999,395
165,000	WI St Hlth & Eductnl Facs Auth Rev Ref Saint John’s Cmntys Inc, Ser B	3.00%	09/15/23	164,096
150,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/23	149,674
100,000	WI St Transprtn Rev Prerefunded, Ser 1 (Pre-refunded maturity 07/01/23)	5.00%	07/01/25	100,277
550,000	WI St, Ser A (Pre-refunded maturity 05/01/23)	5.00%	05/01/34	550,000
				5,586,817
	Wyoming – 0.2%
470,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.00%	06/01/23	470,583

Total Investments – 98.4%	303,076,160
(Cost $304,451,246)
Net Other Assets and Liabilities – 1.6%	5,046,963
Net Assets – 100.0%	$308,123,123

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $8,749,921 or 2.8% of net assets.
(c)	Zero coupon bond.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NANS	Note Anticipation Notes
NATL-RE	National Public Finance Guarantee Corp.
RANS	Revenue Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 303,076,160	$ —	$ 303,076,160	$ —

*	See Portfolio of Investments for state breakout.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.